Income Taxes - Schedule of Federal Income Tax Rate to Pretax Income from Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Book loss	$ (1,188,200)	$ (535,400)
Meals and entertainment	300	300
Warrant Expense	930,300	771,400
Stock based compensation	288,600	256,700
Valuation allowance	(31,000)	(493,000)
Total